John Hancock Equity Funds

        Supplement to the Class A, Class B and Class C Shares Prospectus
                               dated March 1, 2007

John Hancock Growth Trends Fund

Effective March 14, 2007, the "Portfolio Managers" section on page 15, for John Hancock Growth Trends Fund will be deleted and replaced with the following:

Portfolio Managers

FINANCIAL SERVICES - James K. Schmidt, CFA*
Managed fund since it began in 2000

Lisa A. Welch
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 2006

Financial services portfolio managers share investment strategy and decisions.

HEALTH CARE - Jon D. Stephenson, CFA
Joined fund team in 2007

TECHNOLOGY - Thomas P. Norton, CFA
Joined fund team in 2006

*As of April 30, 2007, James K. Schmidt will be retiring from the portfolio management team.

In addition, on page 49, the Management Biography for Robert C. Junkin has been deleted and the following Management Biography has been added:

Jon D. Stephenson, CFA
Portfolio manager, MFC Global
 Investment Management (U.S.), LLC
Joined subadviser in 2007
Senior research analyst, Summer Street
 Research Partners (2003-2007)
Healthcare research analyst, State Street
 Research & Management (2001-2003)
Began business career in 1997

EQTPS                                                             March 14, 2007

                            John Hancock Sector Funds
        Supplement to the Class A, Class B and Class C Shares Prospectus
                               dated March 1, 2007

John Hancock Health Sciences Fund

Effective March 14, 2007, the "Portfolio Manager" section on page 7, for John Hancock Health Sciences Fund will be deleted and replaced with the following:

Portfolio Manager

   Jon D. Stephenson, CFA
   Joined fund team in 2007

In addition, on page 28, the following will be added to the "Management Biographies section:

Jon D. Stephenson, CFA
Portfolio manager, MFC Global
 Investment Management (U.S.), LLC
Joined subadviser in 2007
Senior research analyst, Summer Street
 Research Partners (2003-2007)
Healthcare research analyst, State Street
 Research & Management (2001-2003)
Began business career in 1997


SECPS                                                             March 14, 2007